EQ/Franklin Core Balanced Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Franklin Core Balanced Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.09%	1.09%

Expense Example - EQ/Franklin Core Balanced Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	111	347	601	1,329
Class IB Shares	111	347	601	1,329